UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MONEY MARKET FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48447-1211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
October 31, 2011 (unaudited)

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (1.2%)

              GENERAL OBLIGATION (1.2%)
$  12,500     California State                                        2.00%        6/26/2012     $    12,630
    3,000     Le Sueur Henderson ISD (NBGA)                           1.00         9/12/2012           3,015
    4,500     Litchfield ISD (NBGA)                                   1.00         9/13/2012           4,523
    4,585     Minnetonka ISD (NBGA)                                   1.00         8/18/2012           4,605
   16,650     North Syracuse CSD                                      1.00         8/17/2012          16,710
    8,106     Oswego City School District                             1.25         6/29/2012           8,135
    8,595     South Euclid                                            1.38         9/26/2012           8,658
                                                                                                 -----------
                                                                                                      58,276
                                                                                                 -----------
              Total Fixed-Rate Instruments (cost: $58,276)                                            58,276
                                                                                                 -----------
              COMMERCIAL PAPER (16.0%)

              ASSET-BACKED FINANCING (0.3%)
   16,000     Manhattan Asset Funding Co. (a),(b)                     0.22        11/04/2011          16,000
                                                                                                 -----------
              EDUCATION (3.7%)
   30,000     Board of Regents of Univ. of Texas                      0.24        11/15/2011          30,000
   15,000     Board of Regents of Univ. of Texas                      0.14         1/06/2012          15,000
   40,000     Board of Regents of Univ. of Texas                      0.19         3/16/2012          40,000
   15,000     Board of Trustees of Michigan State Univ.               0.22        12/07/2011          15,000
   13,500     Board of Trustees of Michigan State Univ.               0.22        12/07/2011          13,500
   28,880     Board of Trustees of Michigan State Univ.               0.28         1/06/2012          28,880
   22,418     John Hopkins Univ.                                      0.15        12/07/2011          22,418
    4,191     Univ. of Virginia                                       0.16         1/04/2012           4,190
   15,150     Yale Univ.                                              0.17         2/17/2012          15,142
                                                                                                 -----------
                                                                                                     184,130
                                                                                                 -----------
              EDUCATION SERVICES (0.8%)
   15,000     Baylor Univ.                                            0.18         1/11/2012          14,995
   17,000     Cornell Univ.                                           0.22         2/27/2012          16,988
    5,000     Cornell Univ.                                           0.23         3/22/2012           4,995
                                                                                                 -----------
                                                                                                      36,978
                                                                                                 -----------
              ELECTRIC/GAS UTILITIES (1.5%)
   12,586     New York Power Auth.                                    0.15        11/30/2011          12,584
    2,362     New York Power Auth.                                    0.20        12/09/2011           2,362
   17,176     New York Power Auth.                                    0.25         1/12/2012          17,167
   14,825     New York Power Auth.                                    0.25         2/09/2012          14,815
   12,000     South Carolina Public Service Auth.                     0.25        12/02/2011          12,000
   14,583     South Carolina Public Service Auth.                     0.28        12/07/2011          14,583
                                                                                                 -----------
                                                                                                      73,511
                                                                                                 -----------
              GENERAL OBLIGATION (0.9%)
   20,500     Houston                                                 0.12        11/07/2011          20,500

================================================================================

1  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$  19,500     Houston                                                 0.15%        1/12/2012     $    19,500
    3,200     Texas Public Financing Auth.                            0.24        11/08/2011           3,200
                                                                                                 -----------
                                                                                                      43,200
                                                                                                 -----------
              HEALTH CARE FACILITIES (0.3%)
   16,000     Trinity Health Corp.                                    0.15        11/08/2011          15,999
                                                                                                 -----------
              HOSPITAL (4.3%)
    8,870     Catholic Health Initiatives                             0.22        11/09/2011           8,870
   50,000     Catholic Health Initiatives                             0.22        11/17/2011          50,000
   10,000     Catholic Health Initiatives                             0.25        11/17/2011          10,000
   15,000     Catholic Health Initiatives                             0.25        11/17/2011          15,000
   37,100     Catholic Health Initiatives                             0.27        11/17/2011          37,100
    7,900     Catholic Health Initiatives                             0.24        12/02/2011           7,900
    6,250     Catholic Health Initiatives                             0.24        12/30/2011           6,250
   59,049     Catholic Health Initiatives                             0.25         2/16/2012          59,049
   20,000     Inova Health System                                     0.25         1/18/2012          19,989
                                                                                                 -----------
                                                                                                     214,158
                                                                                                 -----------
              MUNICIPAL FINANCE (0.9%)
   46,700     Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)           0.31        12/06/2011          46,700
                                                                                                 -----------
              SALES TAX (2.3%)
   20,000     Dallas Area Rapid Transit                               0.20        11/04/2011          20,000
   35,000     Dallas Area Rapid Transit                               0.31        11/17/2011          35,000
   25,000     Dallas Area Rapid Transit                               0.20        12/05/2011          25,000
   35,000     Dallas Area Rapid Transit                               0.24        12/06/2011          35,000
                                                                                                 -----------
                                                                                                     115,000
                                                                                                 -----------
              SOFT DRINKS (0.5%)
   23,000     Coca-Cola Co. (a),(b)                                   0.13         1/10/2012          22,994
                                                                                                 -----------
              SPECIAL ASSESSMENT/TAX/FEE (0.5%)
   12,925     Regional Transportation Auth. (LOC - JPMorgan
                 Chase Bank, N.A.)                                    0.28        12/01/2011          12,925
   10,000     Regional Transportation Auth. (LOC - JPMorgan
                 Chase Bank, N.A.)                                    0.27         1/05/2012          10,000
                                                                                                 -----------
                                                                                                      22,925
                                                                                                 -----------
              Total Commercial Paper (cost: $791,595)                                                791,595
                                                                                                 -----------
              PUT BONDS (1.0%)

              BUILDINGS (0.3%)
   18,750     New York Liberty Dev. Corp.                             0.33        12/01/2049          18,750
                                                                                                 -----------
              EDUCATION SERVICES (0.1%)
    3,500     Kent County (LOC - PNC Bank, N.A.)                      0.45        12/01/2038           3,500
                                                                                                 -----------
              GENERAL OBLIGATION (0.2%)
   10,000     Houston ISD (LIQ)(NBGA)                                 0.57         6/15/2031          10,000
                                                                                                 -----------
              HOSPITAL (0.4%)
   20,000     California Statewide Communities Dev. Auth.             0.38         4/01/2037          20,000
                                                                                                 -----------
              Total Put Bonds (cost: $52,250)                                                         52,250
                                                                                                 -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (80.5%)

              AGRICULTURAL PRODUCTS (1.3%)
$   5,310     Bybee Foods, LLC (LOC - Key Bank, N.A.)                 0.50%       11/01/2026     $     5,310
    2,100     Dallam County IDC (LOC - Wells Fargo Bank, N.A.)        0.20         1/01/2027           2,100
   15,000     Indiana Finance Auth.                                   0.18         6/01/2041          15,000
   35,000     Iowa Finance Auth.                                      0.18         6/01/2039          35,000
    3,570     Washington Economic Dev. Finance Auth.
                 (LOC - Wells Fargo Bank, N.A.)                       0.21         9/01/2032           3,570
    3,575     Yakima County Public Corp. (LOC - Key Bank, N.A.)       0.41         4/01/2018           3,575
                                                                                                 -----------
                                                                                                      64,555
                                                                                                 -----------
              AIRLINES (0.6%)
   30,000     Chicago-O'Hare International Airport
                 (LOC - Bayerische Landesbank)                        0.18         5/01/2035          30,000
                                                                                                 -----------
              AIRPORT SERVICES (0.5%)
   10,000     Holland-Sheltair Aviation Funding, LLC
                 (LOC - Federal Home Loan Bank of Atlanta)            0.20         5/01/2035          10,000
   13,835     Holland-Sheltair Aviation Funding, LLC
                 (LOC - Federal Home Loan Bank of Atlanta)            0.20         5/01/2048          13,835
                                                                                                 -----------
                                                                                                      23,835
                                                                                                 -----------
              AIRPORT/PORT (1.9%)
    8,900     Chicago Midway Airport (LOC - JPMorgan
                 Chase Bank, N.A.)                                    0.15         1/01/2025           8,900
   35,000     Clark County (LOC - Landesbank Baden-Wurttemberg)       0.29         7/01/2029          35,000
   40,000     Clark County (LOC - Landesbank Baden-Wurttemberg)       0.29         7/01/2029          40,000
    9,375     Denver City and County Airport System
                 (LOC - Lloyds TSB Bank plc)                          0.17        11/15/2025           9,375
                                                                                                 -----------
                                                                                                      93,275
                                                                                                 -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    5,845     St. Charles Parish (LOC - Capital One, N.A.)            0.83         9/01/2024           5,845
                                                                                                 -----------
              APPROPRIATED DEBT (1.7%)
   59,745     Allegheny County (INS)(LIQ)                             0.29        11/01/2039          59,745
    9,245     Downtown Renaissance, Inc. (LOC - RBC Bank (USA))       0.60         2/01/2025           9,245
   15,770     Emmaus General Auth. (INS)(LIQ)                         0.18        12/01/2028          15,770
                                                                                                 -----------
                                                                                                      84,760
                                                                                                 -----------
              ASSET-BACKED FINANCING (1.4%)
   47,300     North Texas Higher Education Auth., Inc. (LOC - Bank
                 of America, N.A.)(LOC - Lloyds TSB Bank plc)         0.40         6/01/2045          47,300
   24,500     North Texas Higher Education Auth., Inc. (LOC - Bank
                 of America, N.A.)(LOC - Lloyds TSB Bank plc)         0.40        12/01/2046          24,500
                                                                                                 -----------
                                                                                                      71,800
                                                                                                 -----------
              AUTO PARTS & EQUIPMENT (0.2%)
    2,605     Dayton Wheel Concepts, Inc. (LOC - PNC Bank, N.A.)      0.26         5/01/2024           2,605

================================================================================

3  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$   5,215     Illinois Finance Auth. (LOC - Federal Home
                 Loan Bank of Chicago)                                0.34%        7/01/2040     $     5,215
                                                                                                 -----------
                                                                                                       7,820
                                                                                                 -----------
              AUTOMOBILE MANUFACTURERS (0.2%)
   10,880     Franklin IDB (LOC - Fifth Third Bank)                   0.47         4/01/2030          10,880
                                                                                                 -----------
              AUTOMOTIVE RETAIL (0.2%)
    4,779     Kenwood Lincoln-Mercury, Inc. (LOC - PNC Bank, N.A.)    0.26         5/01/2015           4,779
    2,605     Kenwood Lincoln-Mercury, Inc. (LOC - PNC Bank, N.A.)    0.26         3/01/2021           2,605
                                                                                                 -----------
                                                                                                       7,384
                                                                                                 -----------
              BIOTECHNOLOGY (0.6%)
   20,000     New Hampshire Business Finance Auth.
                 (LOC - Landesbank Hessen-Thuringen)                  0.42        11/01/2020          20,000
   11,500     Westgate Investment Fund, LLC (LOC - Wells
                 Fargo Bank, N.A.)                                    0.22         2/01/2012          11,500
                                                                                                 -----------
                                                                                                      31,500
                                                                                                 -----------
              BROADCASTING (0.0%)
    2,200     New Jersey EDA (LOC - JPMorgan Chase Bank, N.A.)        0.25        10/01/2021           2,200
                                                                                                 -----------
              BUILDING PRODUCTS (1.3%)
    4,445     Atchison (LOC - Key Bank, N.A.)                         0.41         1/01/2033           4,445
    4,105     Cornell Iron Works, Inc. (LOC - Bank of America, N.A.)  0.27         4/01/2019           4,105
    3,580     Delaware EDA (LOC - Key Bank, N.A.)                     0.41         4/01/2023           3,580
    4,800     Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)         0.22         4/01/2028           4,800
    7,385     Moondance Enterprises, LP (LOC - PNC Bank, N.A.)        0.26        11/01/2020           7,385
    4,355     Schmitz Ready Mix, Inc. (LOC - Federal Home
                 Loan Bank of Chicago)                                0.28         4/01/2046           4,355
    2,700     Sheridan (LOC - PNC Bank, N.A.)                         0.19         8/01/2020           2,700
    3,300     Tazewell County IDA (LOC - PNC Bank, N.A.)              0.19         2/01/2017           3,300
   12,000     Union County (LOC - SunTrust Bank)                      0.50        10/01/2027          12,000
    3,490     Vulcan, Inc. (LOC - Branch Banking & Trust Co.)         0.24         7/01/2021           3,490
   10,000     Warren County (LOC - JPMorgan Chase Bank, N.A.)         0.27        12/01/2031          10,000
    2,800     West Des Moines (LOC - Wells Fargo Bank, N.A.)          0.34         4/01/2025           2,800
                                                                                                 -----------
                                                                                                      62,960
                                                                                                 -----------
              BUILDINGS (1.2%)
   12,085     Delos, LLC (LOC - Sovereign Bank)                       0.65         3/01/2037          12,085
   33,000     Miami-Dade County IDA (LOC - Manufacturers &
                 Traders Trust Co.)                                   0.19        11/01/2042          33,000
      915     Security Partners, LP (LOC - Wells Fargo Bank, N.A.)    0.27         3/15/2012             915
   12,250     Wisconsin Public Financing Auth. (LOC - Bank
                 of America, N.A.)                                    0.35         1/01/2042          12,250
                                                                                                 -----------
                                                                                                      58,250
                                                                                                 -----------
              COMMERCIAL PRINTING (0.2%)
    2,285     John E. Staten Properties, Inc. (LOC - PNC Bank, N.A.)  0.30        10/01/2021           2,285

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$   4,050     South Carolina Jobs EDA (LOC - Wells Fargo Bank, N.A.)  0.28%       4/01/2033      $     4,050
    1,500     Summit County Port Auth. (LOC - Key Bank, N.A.)         0.41        7/01/2023            1,500
                                                                                                 -----------
                                                                                                       7,835
                                                                                                 -----------
              COMMODITY CHEMICALS (0.0%)
    1,710     BleachTech, LLC (LOC - PNC Bank, N.A.)                  0.26       11/01/2035            1,710
                                                                                                 -----------
              COMMUNITY SERVICE (0.9%)
   25,000     Harris County Cultural Education Facilities
                 Finance Corp. (LOC - Compass Bank)                   0.31        6/01/2038           25,000
   11,600     Jackson County IDA (LOC - Commerce Bank, N.A.)          0.21        7/01/2025           11,600
    8,295     Toledo Lucas County Port Auth. (LOC - Fifth Third Bank) 0.34        9/01/2019            8,295
                                                                                                 -----------
                                                                                                      44,895
                                                                                                 -----------
              COMPUTER STORAGE & PERIPHERALS (0.0%)
    1,950     Alameda County IDA (LOC - Bank of the West)             0.61       12/01/2040            1,950
                                                                                                 -----------
              CONSTRUCTION & ENGINEERING (0.4%)
   18,020     Boland Holdings, LLC (LOC - PNC Bank, N.A.)             0.22       12/01/2039           18,020
                                                                                                 -----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    4,990     M-B Companies, Inc. (LOC - U.S. Bank, N.A.)             0.33        3/01/2048            4,990
                                                                                                 -----------
              CONSTRUCTION MATERIALS (0.3%)
    2,195     DiGeronimo Aggregates, LLC (LOC - PNC Bank, N.A.)       0.26        1/01/2015            2,195
    8,900     Paulding County (LOC - Bayerische Landesbank)           0.36        8/01/2026            8,900
    4,595     Upper Illinois River Valley Dev. Auth.
                 (LOC - Bank of America, N.A.)                        0.30       12/01/2021            4,595
                                                                                                 -----------
                                                                                                      15,690
                                                                                                 -----------
              DISTILLERS & VINTNERS (0.0%)
    2,400     Kentucky Rural EDA (LOC - PNC Bank, N.A.)               0.20       10/01/2016            2,400
                                                                                                 -----------
              DISTRIBUTORS (0.2%)
   10,750     Bhavnani, LLC (LOC - U.S. Bank, N.A.)                   0.28        5/01/2038           10,750
                                                                                                 -----------
              DIVERSIFIED CHEMICALS (0.1%)
    6,500     Port of Port Arthur Navigation District                 0.29        4/01/2033            6,500
                                                                                                 -----------
              DIVERSIFIED METALS & MINING (0.1%)
    1,520     Lancaster IDA (LOC - Fulton Bank)                       1.80        1/01/2015            1,520
    1,535     Lancaster IDA (LOC - Fulton Bank)                       1.80        1/01/2027            1,535
                                                                                                 -----------
                                                                                                       3,055
                                                                                                 -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (3.5%)
    6,150     Fiore Capital, LLC (LOC - Harris Bank, N.A.)            0.26        8/01/2045            6,150
    7,000     Fiore Capital, LLC (LOC - Harris Bank, N.A.)            0.26        8/01/2045            7,000
      800     Houston County IDA (LOC - Wells Fargo Bank, N.A.)       0.27        8/01/2012              800
    3,765     New Plaza Management, LLC (LOC - U.S. Bank, N.A.)       0.26        2/01/2024            3,765

================================================================================

5  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$  48,485     New York City Housing Dev. Corp.
                 (LOC - Landesbank Hessen-Thuringen)                  0.28%        6/01/2039     $    48,485
   16,940     NPJ Properties, LP (LOC - Manufacturers &
                 Traders Trust Co.)                                   0.60         2/01/2027          16,940
   30,605     Paca-Pratt Associates, Inc.
                 (LOC - Manufacturers & Traders Trust Co.)            0.60         1/01/2038          30,605
    2,550     Pinnacle Properties Dev. Group, LLC
                 (LOC - PNC Bank, N.A.)                               0.26         6/15/2041           2,550
    4,900     Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)           0.27        12/01/2033           4,900
   12,125     Scion Real Estate Investments, LLC (LOC - Fifth
                 Third Bank)                                          0.42         1/02/2048          12,125
    1,210     Secor Realty, Inc. (LOC - PNC Bank, N.A.)               0.26         4/01/2020           1,210
   18,530     SF Tarns, LLC (LOC - Bank of America, N.A.)             0.65        12/01/2025          18,530
    4,900     Stice-Hill Holding, LC (LOC - Hancock Bank of
                 Louisiana)                                           1.10        12/01/2023           4,900
   14,495     Stobro Co., LP (LOC - Federal Home Loan Bank
                 of Pittsburgh)                                       0.40         1/01/2032          14,495
                                                                                                 -----------
                                                                                                     172,455
                                                                                                 -----------
              EDUCATION (5.7%)
   18,230     Amherst IDA (LOC - Manufacturers & Traders Trust Co.)   0.19        10/01/2031          18,230
   15,585     California Educational Facilities Auth.
                 (LOC - Bank of America, N.A.)                        0.20        10/01/2036          15,585
    8,525     Calvin College (LOC - JPMorgan Chase Bank, N.A.)        0.22        10/01/2037           8,525
    4,119     Chicago (LOC - Fifth Third Bank)                        0.31         4/01/2027           4,119
   11,095     Colorado Educational and Cultural Facilities
                 Auth. (LOC - Fifth Third Bank)                       0.19         1/01/2029          11,095
   18,945     Colorado Educational and Cultural Facilities
                 Auth. (LOC - Fifth Third Bank)                       0.20         5/15/2038          18,945
    8,750     Dallas Housing Finance Corp. (LIQ)
                 (LOC - Citigroup, Inc.) (a)                          1.25         9/01/2019           8,750
    4,230     Educational and Cultural Facilities Auth.
                 (LOC - Sovereign Bank)                               0.30         7/01/2037           4,230
    7,870     Lakewood Educational Facilities Auth.
                 (LOC - Fifth Third Bank)                             0.32         8/01/2030           7,870
      790     Maine Finance Auth. (LOC - Sovereign Bank)              0.60         7/01/2016             790
    8,835     Massachusetts Dev. Finance Agency
                 (LOC - Sovereign Bank)                               0.44         1/01/2037           8,835
   16,100     Massachusetts Dev. Finance Agency
                 (LOC - RBS Citizens, N.A.)                           0.13         7/01/2043          16,100
    8,000     Massachusetts Dev. Finance Agency
                 (LOC - RBS Citizens, N.A.)                           0.19         7/01/2043           8,000
   10,525     Michigan Higher Education Facilities Auth.
                 (LOC - Comerica Bank, N.A.)                          0.19         8/01/2026          10,525
    3,815     Minnesota Higher Education Facilities Auth.
                 (LOC - U.S. Bank, N.A.)                              0.23         4/01/2027           3,815
   27,215     Missouri Health and Educational Facilities Auth.
                 (LOC - Fifth Third Bank)                             0.20         7/15/2037          27,215
    7,720     Multnomah County (LOC - Key Bank, N.A.)                 0.24        12/01/2029           7,720
    4,215     Nebraska Elementary and Secondary School
                 Finance Auth. (LOC - Fifth Third Bank)               0.20         9/01/2029           4,215
   22,490     New Jersey EDA (LOC - Sovereign Bank)                   0.27         8/01/2037          22,490
    5,000     New York City IDA (LOC - JPMorgan Chase Bank, N.A.)     0.16        12/01/2034           5,000
    6,725     Oakland County EDC (LOC - Comerica Bank, N.A.)          0.19        12/01/2032           6,725
    5,015     Ohio Higher Education Facility (LOC - Key Bank, N.A.)   0.33         1/01/2018           5,015
   10,165     Ohio Higher Education Facility (LOC - Fifth Third Bank) 0.38         9/01/2030          10,165
    4,585     Rhode Island Health and Educational Building Corp.
                 (LOC - RBS Citizens, N.A.)                           0.28         4/01/2035           4,585

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$  15,995     Rhode Island Health and Educational Building
                 Corp. (LOC - RBS Citizens, N.A.)                     0.28%        4/01/2036     $    15,995
    3,815     Rockland County IDA (LOC - TD Bank, N.A.)               0.24         5/01/2034           3,815
    6,465     Summit County (LOC - Fifth Third Bank)                  0.20         8/01/2030           6,465
    1,235     Univ. Athletic Association, Inc.
                 (LOC - SunTrust Bank)                                0.32        10/01/2031           1,235
   10,460     Washington Higher Education Facilities Auth.            0.20        10/01/2031          10,460
    7,000     Will County (LOC - Fifth Third Bank)                    0.31        12/01/2025           7,000
                                                                                                 -----------
                                                                                                     283,514
                                                                                                 -----------
              EDUCATION SERVICES (1.7%)
    3,855     Clinic Building BG, LLC (LOC - U.S. Bank, N.A.)         0.26         2/01/2033           3,855
    8,271     Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)       1.16         1/01/2025           8,271
    2,355     Educational Management Corp. (LOC - Old National Bank)  0.27         5/01/2023           2,355
   11,515     Frisch School (LOC - Sovereign Bank)                    0.38         5/01/2036          11,515
    1,175     Grove City Church of the Nazarene
                 (LOC - PNC Bank, N.A.)                               0.30         2/01/2024           1,175
    3,124     Indian Creek Christian Church, Inc (LOC - Fifth
                 Third Bank)                                          0.42         1/01/2056           3,124
   15,955     Indiana Educational Facilities Auth. (LOC - RBS
                 Citizens, N.A.)                                      0.26        10/01/2029          15,955
    4,000     Lexington-Fayette Urban County Government
                 (LOC - Fifth Third Bank)                             0.32         1/01/2033           4,000
    7,275     Loganville Christian Academy, Inc.
                 (LOC - Key Bank, N.A.)                               0.46         6/01/2038           7,275
    2,705     Praise Tabernacle Outreach & Family Worship
                 Center (LOC - Comerica Bank, N.A.)                   0.23         6/03/2024           2,705
    6,035     Rhode Island EDC (LOC - RBS Citizens, N.A.)             0.40         3/01/2038           6,035
    9,850     Rhode Island Health and Educational Building
                 Corp. (LOC - RBS Citizens, N.A.)                     0.14         6/01/2035           9,850
    2,085     St. Louis County IDA (LOC - Fifth Third Bank)           0.32         9/01/2038           2,085
    4,110     Summit Country Day School (LOC - U.S. Bank, N.A.)       0.45         2/01/2019           4,110
    3,945     Yamhill County (LOC - Bank of America, N.A.)            0.40        10/01/2020           3,945
                                                                                                 -----------
                                                                                                      86,255
                                                                                                 -----------
              ELECTRIC UTILITIES (7.8%)
   19,500     Appling County Dev. Auth.                               0.17        12/01/2018          19,500
   25,000     Appling County Dev. Auth.                               0.19         9/01/2041          25,000
   40,000     Brazos River Auth. (LOC - Citibank, N.A.)               0.25        12/01/2036          40,000
    2,050     Dade County IDA                                         0.16         6/01/2021           2,050
    2,700     Delaware State EDA                                      0.36        10/01/2017           2,700
   15,900     Escambia County                                         0.19         4/01/2039          15,900
    6,550     Eutaw IDB                                               0.20        12/01/2020           6,550
    6,700     Floyd County Dev. Auth.                                 0.19         7/01/2022           6,700
   38,300     Garfield County Industrial Auth.                        0.30         1/01/2025          38,300
    8,500     Indiana Dev. Finance Auth.                              0.40        12/01/2038           8,500
    9,700     Indiana Dev. Finance Auth.                              0.45        12/01/2038           9,700
    1,930     Jackson County                                          0.21         7/01/2022           1,930
    1,500     Jacksonville                                            0.15         5/01/2029           1,500
   22,000     Martin County                                           0.14         7/15/2022          22,000
   14,000     Miami-Dade County IDA                                   0.19         2/01/2023          14,000
   10,600     Mississippi Business Finance Corp.                      0.13         7/01/2025          10,600
    9,400     Mississippi Business Finance Corp.                      0.18        12/01/2027           9,400
   13,520     Mississippi Business Finance Corp.                      0.13         5/01/2028          13,520
   18,065     Monroe County Dev. Auth.                                0.19        12/01/2041          18,065
   20,800     Putnam County IDA                                       0.14         4/01/2032          20,800
   30,000     St. Lucie County                                        0.19         5/01/2024          30,000
   69,500     St. Lucie County                                        0.16         9/01/2028          69,500
                                                                                                 -----------
                                                                                                     386,215
                                                                                                 -----------

================================================================================

7  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              ELECTRIC/GAS UTILITIES (1.0%)
$   5,300     Long Island Power Auth. (LOC - JPMorgan
                 Chase Bank, N.A.)(LOC - Landesbank
                 Baden-Wurttemberg)                                   0.14%        5/01/2033     $     5,300
   44,700     Long Island Power Auth. (LOC - WestLB A.G.)             0.24         5/01/2033          44,700
                                                                                                 -----------
                                                                                                      50,000
                                                                                                 -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,785     Putnam County IDA (LOC - RBS Citizens, N.A.)            0.31         7/01/2032           2,785
                                                                                                 -----------
              FOOD DISTRIBUTORS (0.5%)
    3,750     Alameda County IDA (LOC - Comerica Bank, N.A.)          0.29        12/01/2040           3,750
    2,360     Avalon Foodservice, Inc. (LOC - PNC Bank, N.A.)         0.26         6/01/2022           2,360
    5,487     CCO, LLC (LOC - Fifth Third Bank)                       0.47         9/01/2024           5,487
    1,840     Massachusetts Dev. Finance Agency
                 (LOC - Sovereign Bank)                               0.35        12/01/2021           1,840
    9,565     Putnam County IDA (LOC - JPMorgan Chase Bank, N.A.)     0.30        12/01/2024           9,565
                                                                                                 -----------
                                                                                                      23,002
                                                                                                 -----------
              FOOD RETAIL (0.2%)
    3,060     Food Supply, Inc. (LOC - SunTrust Bank)                 1.15         5/01/2024           3,060
    8,235     Saubels Market, Inc. (LOC - Fulton Bank)                1.80         5/01/2034           8,235
                                                                                                 -----------
                                                                                                      11,295
                                                                                                 -----------
              FOREST PRODUCTS (0.1%)
    5,480     Rex Lumber, LLC (LOC - Federal Home Loan
                 Bank of Dallas)                                      0.24         2/01/2022           5,480
                                                                                                 -----------
              GAS UTILITIES (0.5%)
   27,165     Summit Utilities, Inc.
                 (LOC - JPMorgan Chase Bank, N.A.)                    0.44         4/01/2038          27,165
                                                                                                 -----------
              GENERAL MERCHANDISE STORES (0.3%)
   12,745     Marion EDA (LOC - Key Bank, N.A.)                       0.50         2/01/2035          12,745
                                                                                                 -----------
              GENERAL OBLIGATION (3.9%)
    7,500     Bridgeview (LOC - Harris Bank, N.A.)                    0.31        12/01/2038           7,500
   15,265     Chicago (INS)(LIQ) (a)                                  0.18         7/01/2012          15,265
   12,365     Covington (LOC - U.S. Bank, N.A.)                       0.45        12/01/2029          12,365
   13,865     Fiddler's Business Improvement District
                 (LOC - Key Bank, N.A.)                               0.40        12/01/2037          13,865
   25,000     Fiddler's Business Improvement District
                 (LOC - Key Bank, N.A.)                               0.25        12/01/2038          25,000
   11,090     Huntsville (LIQ) (a)                                    0.17         5/01/2015          11,090
   10,475     Michigan Charter Township of Commerce
                 (LOC - Comerica Bank, N.A.)                          0.31        10/01/2018          10,475
   34,845     Michigan Charter Township of Commerce
                 (LOC - Federal Home Loan Bank of Boston)             0.24        10/01/2034          34,845
    9,100     New York City (LOC - JPMorgan Chase Bank, N.A.)         0.11         8/01/2016           9,100
   55,570     Southern Ute Indian Tribe (a)                           0.25         1/01/2027          55,570
                                                                                                 -----------
                                                                                                     195,075
                                                                                                 -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (6.2%)
$  13,255     Bronson Lifestyle Improvement & Research Center
                 (LOC - Fifth Third Bank)                             0.44%        9/01/2030     $    13,255
    6,920     Capital Markets Access Co., LC
                 (LOC - Comerica Bank, N.A.)                          0.24         7/01/2025           6,920
    9,415     Clinic Investment, LP (LOC - PNC Bank, N.A.)            0.26         6/01/2015           9,415
    1,550     Columbia County Capital Resource Corp.
                 (LOC - HSBC Bank USA)                                0.33         7/01/2015           1,550
    2,505     Columbia County IDA (LOC - HSBC Bank USA)               0.33         7/01/2027           2,505
    3,125     Community Behavioral Healthcare Cooperative
                 of Pennsylvania (LOC - Fulton Bank)                  1.80         9/01/2027           3,125
    3,485     Crozer Keystone Health System (LOC - TD Bank, N.A.)     0.31        12/15/2021           3,485
    1,460     District of Columbia (LOC - Manufacturers &
                 Traders Trust Co.)                                   0.60         7/01/2032           1,460
    4,640     Dunn Nursing Home, Inc. (LOC - Federal Home
                 Loan Bank of Atlanta)                                0.24         2/01/2024           4,640
    3,706     Four Flags Properties, Inc. (LOC - Fifth Third Bank)    0.47        10/01/2028           3,706
    5,500     Genoa Medical Dev., LLC (LOC - Fifth Third Bank)        0.42        12/01/2045           5,500
    5,320     Hamot Surgery Center, LLC (LOC - PNC Bank, N.A.)        0.26         7/01/2030           5,320
   14,500     Healthcare Network Properties, LLC
                 (LOC - PNC Bank, N.A.)                               0.22         1/01/2029          14,500
   21,620     Healthcare Property Group, LLC (LOC - SunTrust Bank)    0.50        12/01/2030          21,620
    5,345     Heart Property, LLC (LOC - PNC Bank, N.A.)              0.26         7/01/2026           5,345
    5,380     IHA Capital Dev., LLC (LOC - Fifth Third Bank)          0.42         6/01/2053           5,380
   16,245     Illinois Finance Auth. (LOC - Bank of America, N.A.)    0.24        12/01/2034          16,245
    7,405     Jackson 2000, LLC (LOC - Key Bank, N.A.)                0.50         6/01/2049           7,405
    2,300     Labcon North America (LOC - Bank of the West)           0.61         1/01/2040           2,300
    5,465     Louisiana Public Facilities Auth.
                 (LOC - Capital One, N.A.)                            0.83         7/01/2028           5,465
    4,935     MCE MOB IV, LP (LOC - PNC Bank, N.A.)                   0.22         8/01/2022           4,935
    3,725     Medical Center of Athens (LOC - Federal Home
                 Loan Bank of Atlanta)                                0.30         9/01/2032           3,725
    8,395     Medical Properties Investment Co. - Walker,
                 LLC (LOC - Fifth Third Bank)                         0.42        11/01/2035           8,395
    7,950     MediLucent MOB I, LP (LOC - PNC Bank, N.A.)             0.22         8/01/2030           7,950
    7,240     Medina County (LOC - PNC Bank, N.A.)                    0.22         8/01/2037           7,240
   13,195     MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)             0.65        11/01/2035          13,195
   15,015     New Tristate Ventures, LLC (LOC - Fifth Third Bank)     0.42         5/01/2026          15,015
    3,310     Ohio Presbyterian Retirement Services
                 (LOC - PNC Bank, N.A.)                               0.26         7/01/2033           3,310
    5,140     Onondaga County IDA (LOC - HSBC Bank USA)               0.30         1/01/2023           5,140
   20,410     OSF Finance Co., LLC (LOC - PNC Bank, N.A.)             0.22        12/01/2037          20,410
   22,300     Polk County IDA (LOC - Bank of America, N.A.)           0.65        12/01/2018          22,300
    7,110     Premier Senior Living, LLC
                 (LOC - Wells Fargo Bank, N.A.)                       0.38         8/01/2037           7,110
    4,950     Premier Senior Living, LLC
                 (LOC - Wells Fargo Bank, N.A.)                       0.38         8/01/2037           4,950
    3,200     Premier Senior Living, LLC
                 (LOC - Wells Fargo Bank, N.A.)                       0.38         8/01/2037           3,200
    4,120     Premier Senior Living, LLC
                 (LOC - Wells Fargo Bank, N.A.)                       0.38         8/01/2037           4,120
    2,725     Premier Senior Living, LLC
                 (LOC - Wells Fargo Bank, N.A.)                       0.38         8/01/2037           2,725

================================================================================

9  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$   1,700     Premier Senior Living, LLC
                 (LOC - Wells Fargo Bank, N.A.)                       0.38%        8/01/2037     $     1,700
    2,300     Premier Senior Living, LLC
                 (LOC - Wells Fargo Bank, N.A.)                       0.38         8/01/2037           2,300
   24,750     Premier Senior Living, LLC
                 (LOC - Wells Fargo Bank, N.A.)                       0.38         8/01/2037          24,750
      265     Surgery Center Financing Corp. (LOC - PNC Bank, N.A.)   0.26         4/01/2020             265
    3,400     Woodbury County (LOC - Wells Fargo Bank, N.A.)          0.27        12/01/2014           3,400
                                                                                                 -----------
                                                                                                     305,276
                                                                                                 -----------
              HEALTH CARE SERVICES (0.3%)
    8,850     Central Ohio Medical Textiles (LOC - PNC Bank, N.A.)    0.22         3/01/2023           8,850
    7,750     Kaneville Road Joint Venture (LOC - Federal
                 Home Loan Bank of Chicago)                           0.27        11/01/2032           7,750
                                                                                                 -----------
                                                                                                      16,600
                                                                                                 -----------
              HEALTH MISCELLANEOUS (0.7%)
    7,815     Dayton-Montgomery County (LOC - Fifth Third Bank)       0.32        11/15/2028           7,815
   19,330     Everett Clinic P.S. (LOC - Bank of America, N.A.)       0.40         5/01/2027          19,330
    2,060     Kent Hospital Finance Auth. (LOC - Fifth Third Bank)    0.32        10/01/2041           2,060
    4,925     Michigan Strategic Fund Ltd. (LOC - Fifth Third Bank)   0.32         8/01/2023           4,925
                                                                                                 -----------
                                                                                                      34,130
                                                                                                 -----------
              HOME FURNISHINGS (0.1%)
    4,060     Caddo Parish IDB (LOC - Capital One, N.A.)              0.47         7/01/2024           4,060
    1,405     Maryland EDC (LOC - Manufacturers & Traders Trust Co.)  0.60         8/01/2016           1,405
                                                                                                 -----------
                                                                                                       5,465
                                                                                                 -----------
              HOME IMPROVEMENT RETAIL (0.2%)
    7,370     Brookhaven, IDA (LOC - Capital One, N.A.)               0.62         1/01/2025           7,370
    4,350     Savannah EDA (LOC - SunTrust Bank)                      0.39         8/01/2025           4,350
                                                                                                 -----------
                                                                                                      11,720
                                                                                                 -----------
              HOMEFURNISHING RETAIL (0.0%)
    1,795     Columbus Dev. Auth. (LOC - SunTrust Bank)               0.55         9/01/2023           1,795
                                                                                                 -----------
              HOSPITAL (6.0%)
    3,600     Albany IDA (LOC - RBS Citizens, N.A.)                   0.89         5/01/2035           3,600
    2,190     Bonita Community Health Center, Inc.
                 (LOC - Fifth Third Bank)                             0.42        12/01/2031           2,190
   14,850     Colorado Health Facilities Auth. (LOC - Compass Bank)   0.34         5/15/2020          14,850
    8,345     Colorado Health Facilities Auth. (LOC - Compass Bank)   0.34         5/15/2030           8,345
    3,225     Fayette County (LOC - PNC Bank, N.A.)                   0.22         8/01/2023           3,225
    7,910     Floyd County (LOC - JPMorgan Chase Bank, N.A.)          0.34        12/01/2020           7,910
   40,000     Harris County Health Facilities Dev. Corp.
                 (LOC - Compass Bank)                                 0.34        11/15/2047          40,000
    9,425     West Virginia State Hospital Finance Auth.
                 (LOC - Fifth Third Bank)                             0.38        10/01/2033           9,425

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$  10,200     Indiana Health Facility Financing Auth.
                 (LOC - Bank of America, N.A.)                        0.35%        1/01/2019     $    10,200
    3,750     Johnson City Health and Educational Facilities Board
                 (LOC - U.S. Bank, N.A.)                              0.24         7/01/2033           3,750
   19,050     Johnson City Health and Educational Facilities Board
                 (LOC - Mizuho Corporate Bank, Ltd.)                  0.24         7/01/2033          19,050
   19,145     Kentucky Economic Dev. Finance Auth. (INS)(LIQ)         0.18         8/01/2018          19,145
    3,500     Long Beach Health Facility                              0.12        10/01/2016           3,500
   20,000     Massachusetts Health and Educational Facilities Auth.
                 (LOC - JPMorgan Chase Bank, N.A.)                    0.15        10/01/2049          20,000
   21,000     Michigan Hospital Finance Auth. (INS)(LIQ)              0.22         6/01/2022          21,000
    7,500     Michigan Hospital Finance Auth.
                 (LOC - Fifth Third Bank)                             0.31        12/01/2032           7,500
    7,500     Michigan Hospital Finance Auth.
                 (LOC - Fifth Third Bank)                             0.31        12/01/2032           7,500
   15,960     Mountain States Health Alliance
                 (LOC - Mizuho Corporate Bank, Ltd.)                  0.35         7/01/2026          15,960
   17,000     Oklahoma Dev. Finance Auth.
                 (LOC - Bank of America, N.A.)                        0.20        12/01/2038          17,000
   13,755     Pinellas County Health Facilities Auth.
                 (LOC - SunTrust Bank)                                0.23         7/01/2034          13,755
    3,010     Pinellas County Health Facilities Auth.
                 (LOC - SunTrust Bank)                                0.23         7/01/2036           3,010
    7,625     Sweetwater County (LOC - Key Bank, N.A.)                0.23         9/01/2037           7,625
   18,600     Sweetwater County (LOC - Key Bank, N.A.)                0.34         9/01/2037          18,600
    6,575     Virginia Commonwealth Univ. Health System Auth.
                 (LOC - Wells Fargo Bank, N.A.)                       0.13         7/01/2030           6,575
    5,490     Washington Health Care Facilities Auth. (INS)(LIQ)      0.32        12/01/2036           5,490
                                                                                                 -----------
                                                                                                     297,845
                                                                                                 -----------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
    2,645     Connecticut Dev. Auth. (LOC - TD Bank, N.A.)            0.29        12/01/2028           2,645
   13,545     Forward Corp. (LOC - Fifth Third Bank)                  0.42        12/01/2030          13,545
                                                                                                 -----------
                                                                                                      16,190
                                                                                                 -----------
              HOUSEHOLD APPLIANCES (0.2%)
   10,415     Mississippi Business Finance Corp.
                 (LOC - Wells Fargo Bank, N.A.)                       0.32         6/01/2015          10,415
                                                                                                 -----------
              INDUSTRIAL CONGLOMERATES (0.1%)
    3,300     Guymon Utilities Auth. (LOC - Bank of the West)         0.40         2/01/2023           3,300
                                                                                                 -----------
              INDUSTRIAL GASES (0.4%)
   17,650     California Pollution Control Financing Auth.            0.13         3/01/2041          17,650
                                                                                                 -----------
              INDUSTRIAL MACHINERY (0.4%)
    5,440     AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)        0.26         5/01/2021           5,440
    3,485     Boone County (LOC - Fifth Third Bank)                   0.41         7/01/2026           3,485
    2,075     Lynchburg IDA (LOC - PNC Bank, N.A.)                    0.19         3/01/2029           2,075
    1,375     Michigan Strategic Fund Ltd. (LOC - Fifth Third Bank)   0.41         3/01/2023           1,375
    2,400     Staunton IDA (LOC - SunTrust Bank)                      0.39         2/01/2027           2,400
    1,955     Sterling Pipe & Tube, Inc. (LOC - PNC Bank, N.A.)       0.26        11/01/2012           1,955
    3,320     Trumbull County (LOC - Key Bank, N.A.)                  0.41         4/01/2017           3,320
                                                                                                 -----------
                                                                                                      20,050
                                                                                                 -----------

================================================================================

11  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              INTEGRATED OIL & GAS (0.4%)
$  20,000     Calhoun County Navigation IDA                           0.17%        1/01/2024     $    20,000
                                                                                                 -----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    9,885     South Central Communications Corp.
                 (LOC - Fifth Third Bank)                             0.42         4/01/2018           9,885
                                                                                                 -----------
              LEISURE FACILITIES (1.5%)
    5,675     Cattail Creek Country Club, Inc.
                 (LOC - Manufacturers & Traders Trust Co.)            0.60         3/01/2031           5,675
    3,200     Healthtrack Sports & Wellness, LP
                 (LOC - JPMorgan Chase Bank, N.A.)                    0.27         2/15/2027           3,200
    9,400     Turfway Park, LLC (LOC - Bank of America, N.A.)         0.44         7/01/2022           9,400
   55,000     Twins Ballpark, LLC (INS)(LIQ) (a)                      0.22        10/01/2034          55,000
                                                                                                 -----------
                                                                                                      73,275
                                                                                                 -----------
              LEISURE PRODUCTS (0.2%)
    2,650     Rhode Island Industrial Facilities Corp.
                 (LOC - TD Bank, N.A.)                                0.40         2/01/2021           2,650
    5,310     Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)           0.35         6/01/2033           5,310
                                                                                                 -----------
                                                                                                       7,960
                                                                                                 -----------
              LIFE & HEALTH INSURANCE (0.2%)
    6,680     Lavonne Johnson Life Insurance Trust
                 (LOC - Federal Home Loan Bank of Atlanta)            0.24         6/01/2031           6,680
    1,850     Ronald Ray Irrevocable Life Insurance Trust
                 (LOC - Federal Home Loan Bank of Atlanta)            0.24         8/01/2022           1,850
                                                                                                 -----------
                                                                                                       8,530
                                                                                                 -----------
              MANAGED HEALTH CARE (0.1%)
    3,635     Jacksonville Economic Dev. Commission
                 (LOC - Fifth Third Bank)                             0.42         9/01/2017           3,635
                                                                                                 -----------
              MARINE (0.1%)
    6,320     Washington Economic Dev. Finance Auth.
                 (LOC - Key Bank, N.A.)                               0.74         3/01/2037           6,320
                                                                                                 -----------
              MISCELLANEOUS (0.3%)
   13,885     Michigan Municipal Bond Auth. (LOC - Fifth Third Bank)  0.42        11/01/2037          13,885
                                                                                                 -----------
              MULTIFAMILY HOUSING (3.1%)
    7,420     California Statewide Communities Dev. Auth. (LIQ)
                 (LOC - Citigroup, Inc.) (a)                          1.25         2/01/2014           7,420
    7,435     California Statewide Communities Dev. Auth. (LIQ)
                 (LOC - Citigroup, Inc.) (a)                          1.50         7/01/2015           7,435
    8,260     Columbus Regional Airport Auth. (LOC - Sovereign Bank)  0.52        12/01/2034           8,260
   11,780     Independence Place Fort Campbell Patriots, LLC
                 (LOC - Bank of America, N.A.)                        1.25         1/01/2040          11,780
    3,480     Montana Board of Housing (LIQ)
                 (LOC - Citigroup, Inc.) (a)                          1.50        10/01/2033           3,480
    9,700     New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)                  0.25        11/01/2034           9,700
   24,150     New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)                  0.24        11/01/2041          24,150

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$   3,500     Provence, LLC (LOC - Bank of America, N.A.)             0.60%        9/01/2037     $     3,500
    4,590     South Carolina Housing Finance & Dev. Auth.
                 (LOC - SunTrust Bank)                                0.39        12/01/2033           4,590
    6,865     Southeast Texas Housing Finance Corp.
                 (LIQ)(LOC - Citigroup, Inc.) (a)                     1.50         6/01/2019           6,865
    1,055     Vermont Housing Finance Agency (LOC - Key Bank, N.A.)   0.41         1/01/2038           1,055
    5,350     Washington Housing Finance Commission
                 (LIQ)(LOC - Citigroup, Inc.) (a)                     1.50        10/01/2033           5,350
   59,365     Washington Housing Finance Commission
                 (LOC - HSH Nordbank A.G.)                            1.08         3/01/2036          59,365
                                                                                                 -----------
                                                                                                     152,950
                                                                                                 -----------
              NURSING/CCRC (3.6%)
    2,580     Berks County Municipal Auth. (LOC - Sovereign Bank)     0.51         5/15/2022           2,580
    4,800     Bucks County IDA (LOC - Citizens Bank of Pennsylvania)  0.20         1/01/2037           4,800
    8,890     Delaware County Auth.
                 (LOC - Citizens Bank of Pennsylvania)                0.19         4/01/2030           8,890
    5,805     Escambia County Health Facilities Auth.
                 (LOC - TD Bank, N.A.)                                0.16        11/15/2015           5,805
    7,000     Harrisonburg IDA (LOC - Branch Banking & Trust Co.)     0.15         4/01/2036           7,000
    7,000     Illinois State Health Facilities Auth.
                 (LOC - Fifth Third Bank)                             0.20        11/01/2033           7,000
   39,300     Illinois Dev. Finance Auth. (INS)(LIQ)                  0.24         9/01/2031          39,300
    2,430     Indiana Finance Auth. (LOC - Federal Home
                 Loan Bank of Indianapolis)                           0.39         7/01/2029           2,430
   10,000     Iowa Finance Auth. (LOC - Sovereign Bank)               0.33        11/01/2042          10,000
   12,655     Langhorne Manor Higher Education & Health
                 Auth. (LOC - Citizens Bank of Pennsylvania)          0.17        10/01/2032          12,655
   21,740     Langhorne Manor Higher Education & Health
                 Auth. (LOC - Citizens Bank of Pennsylvania)          0.17        10/01/2032          21,740
    1,200     Lynchburg Redevelopment & Housing Auth.
                 (LOC - Manufacturers & Traders Trust Co.)            0.60        12/01/2034           1,200
   19,745     Massachusetts Dev. Finance Agency
                 (LOC - Sovereign Bank)                               0.31         6/01/2037          19,745
    4,900     Rhode Island Health and Educational Building Corp.
                 (LOC - Sovereign Bank)                               0.33        12/01/2032           4,900
    1,185     Roanoke County EDA (LOC - Branch Banking & Trust Co.)   1.25        10/01/2028           1,185
    8,620     Schenectady County IDA (LOC - RBS Citizens, N.A.)       0.75         2/01/2037           8,620
   20,000     California Statewide Communities Dev. Auth.
                 (LOC - Sovereign Bank)                               0.31         4/01/2037          20,000
    3,000     Westchester County IDA (LOC - Sovereign Bank)           0.28         1/01/2031           3,000
                                                                                                 -----------
                                                                                                     180,850
                                                                                                 -----------
              PACKAGED FOODS & MEAT (0.6%)
    4,045     Brewster Dairy, Inc. (LOC - Bank of Montreal)           0.26         4/03/2023           4,045
   13,825     Indianapolis Recovery Zone Facility
                 (LOC - Fifth Third Bank)                             0.32        12/01/2030          13,825
    2,805     Lancaster IDA (LOC - Fulton Bank)                       1.80         6/01/2027           2,805
    2,110     Laurel County (LOC - Rabobank Nederland NV)             0.52         3/01/2015           2,110
    6,060     St. Tammany Parish (LOC - Federal Home Loan
                 Bank of Dallas)                                      0.28         7/01/2022           6,060
                                                                                                 -----------
                                                                                                      28,845
                                                                                                 -----------

================================================================================

13  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              PAPER PACKAGING (0.0%)
$   1,650     Washington Finance EDA (LOC - Wells Fargo Bank, N.A.)   0.27%        4/01/2033     $     1,650
                                                                                                 -----------
              PAPER PRODUCTS (0.1%)
    5,600     Willacoochee Dev. Auth. (LOC - Federal Home
                 Loan Bank of Atlanta)                                0.24         5/01/2021           5,600
                                                                                                 -----------
              PERSONAL PRODUCTS (0.0%)
    2,310     Suffolk County IDA (LOC - Citibank, N.A.)               0.45        12/01/2019           2,310
                                                                                                 -----------
              PHARMACEUTICALS (1.1%)
    7,000     Montgomery County IDA (LOC - Landesbank
                 Hessen-Thuringen)                                    0.42         4/01/2022           7,000
   19,500     New Hampshire Business Finance Auth.
                 (LOC - Landesbank Hessen-Thuringen)                  0.42         9/01/2025          19,500
   30,000     New Hampshire Business Finance Auth.
                 (LOC - Landesbank Hessen-Thuringen)                  0.42         4/01/2030          30,000
                                                                                                 -----------
                                                                                                      56,500
                                                                                                 -----------
              REAL ESTATE OPERATING COMPANIES (7.6%)
   12,550     411 Seventh Avenue Associates, LP
                 (LOC - PNC Bank, N.A.)                               0.26         1/01/2027          12,550
    4,325     Beaver Creek Enterprises, Inc. (LOC - PNC Bank, N.A.)   0.26         3/02/2020           4,325
    3,090     Cain Capital Investments, LLC (LOC - Federal
                 Home Loan Bank of Cincinnati)                        0.33        10/01/2046           3,090
    6,165     Congress Commons, LLC (LOC - Federal Home
                 Loan Bank of Chicago)                                0.34        12/01/2050           6,165
   28,710     DeKalb County Housing Auth. (LIQ)
                 (LOC - Citigroup, Inc.) (a)                          0.85        11/07/2012          28,710
    7,940     Donegal Crossing Associates, LLC
                 (LOC - Federal Home Loan Bank of Pittsburgh)         0.30         8/15/2027           7,940
    5,405     East Hempfield IDA (LOC - Fulton Bank)                  1.60        10/15/2026           5,405
   15,880     Fairway Park Properties, LLC (LOC - PNC Bank, N.A.)     0.26        10/15/2026          15,880
   18,290     Florida Housing Finance Corp. (LOC - Key Bank, N.A.)    0.60         6/15/2036          18,290
    6,470     Forsyth County (LOC - Fifth Third Bank)                 0.34         1/01/2037           6,470
    3,820     Fountains Apartments, LLC (LOC - Fifth Third Bank)      0.38         9/01/2036           3,820
    1,750     Fulton County Housing Auth. (LOC - Federal
                 Home Loan Bank of Atlanta)                           0.22         2/01/2041           1,750
    7,900     Harlan Dev. Co., LLC (LOC - Fifth Third Bank)           0.42        12/01/2023           7,900
    7,862     Harlan Dev. Co., LLC (LOC - Fifth Third Bank)           0.42        12/01/2044           7,862
    2,355     Hickory Creek Apartments, LLC (LOC - Fifth Third Bank)  0.38         9/01/2036           2,355
    2,405     ILH, LLC (LOC - Fifth Third Bank)                       0.47        11/01/2035           2,405
    5,425     Illinois Housing Dev. Auth.
                 (LOC - Bank of America, N.A.)                        0.28         1/01/2034           5,425
    2,265     Islip IDA (LOC - Citibank, N.A.)                        0.45        11/01/2020           2,265
    3,161     J Investments, LLC (LOC - Fifth Third Bank)             0.42        12/01/2055           3,161
    2,699     Katz Capital Corp. (LOC - Fifth Third Bank)             0.42        11/15/2029           2,699
   58,860     Maryland EDC (LOC - Bank of America, N.A.)
                 (LOC - U.S. Bank, N.A.)                              0.35         7/01/2040          58,860
   39,000     Massachusetts Dev. Finance Agency
                 (LOC - Bayerische Landesbank)                        0.26        12/01/2040          39,000
    4,000     Michigan Equity Group (LOC - Fifth Third Bank)          0.42        12/01/2034           4,000
    3,643     MRN, LP (LOC - U.S. Bank, N.A.)                         0.30        12/01/2033           3,643

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
$  10,000     Nashville and Davidson County Health and Educational
                 Facilities Board (LOC - Fifth Third Bank)            0.31%        9/01/2036     $    10,000
    8,600     New York City Housing Dev. Corp.
                 (LOC - Landesbank Hessen-Thuringen)                  0.26        12/01/2036           8,600
   33,570     New York City Housing Dev. Corp.
                 (LOC - RBS Citizens, N.A.)                           0.24         3/01/2048          33,570
    5,205     Orange County Housing Finance Auth.
                 (LOC - Compass Bank)                                 0.34         1/15/2040           5,205
    3,200     Pennsylvania Economic Dev. Financing Auth.
                 (LOC - PNC Bank, N.A.)                               0.22         4/01/2035           3,200
    2,530     Richfield Technology Associates, LLC
                 (LOC - U.S. Bank, N.A.)                              0.26         4/01/2020           2,530
    9,100     Shepherd Capital, LLC
                 (LOC - Federal Home Loan Bank of Indianapolis)       0.27        11/01/2052           9,100
    7,100     South Carolina Jobs EDA (LOC - SunTrust Bank)           0.39        12/01/2035           7,100
    7,090     Sugar Creek Finance Co., LLC (LOC - PNC Bank, N.A.)     0.26         6/01/2042           7,090
    3,565     Syracuse IDA (LOC - Key Bank, N.A.)                     0.41        10/01/2039           3,565
    1,495     TKBF, LLC (LOC - Fifth Third Bank)                      0.42         2/01/2108           1,495
    6,465     TKBF, LLC (LOC - Fifth Third Bank)                      0.42         3/01/2108           6,465
    9,090     Wake County Housing Auth. (LOC - SunTrust Bank)         0.39        12/01/2033           9,090
   15,315     Willow Interests, LLC (LOC - Fifth Third Bank)          0.47         4/01/2025          15,315
                                                                                                 -----------
                                                                                                     376,295
                                                                                                 -----------
              REAL ESTATE SERVICES (0.3%)
   15,000     District of Columbia (LOC - SunTrust Bank)              0.39         4/01/2024          15,000
                                                                                                 -----------
              REAL ESTATE TAX/FEE (0.1%)
    5,600     Jasper, Morgan, Newton, & Walton County
                 (LOC - Bank of America, N.A.)                        0.24        12/01/2020           5,600
                                                                                                 -----------
              REGIONAL BANKS (0.1%)
    2,850     Cobb County IDA (LOC - Federal Home Loan
                 Bank of Atlanta)                                     0.24         2/01/2030           2,850
                                                                                                 -----------
              REITs - DIVERSIFIED (1.1%)
   52,025     New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)                  0.35         5/01/2042          52,025
                                                                                                 -----------
              RESEARCH & CONSULTING SERVICES (0.6%)
   28,230     Fuller Road Management Corp. (LOC - Key Bank, N.A.)     0.45         7/01/2037          28,230
                                                                                                 -----------
              RESTAURANTS (0.3%)
   13,165     Ft. Myers, Inc. (LOC - Fifth Third Bank)                0.42        11/01/2017          13,165
                                                                                                 -----------
              SALES TAX (0.1%)
    5,600     Arista Metropolitan District (LOC - Compass Bank)       0.75        12/01/2030           5,600
                                                                                                 -----------
              SINGLE FAMILY HOUSING (0.8%)
    3,975     Montgomery County (NBGA)                                0.22         7/01/2039           3,975
   10,440     Vermont Housing Finance Agency (INS)(LIQ)               0.23        11/01/2035          10,440
   12,945     Vermont Housing Finance Agency (INS)(LIQ)               0.23        11/01/2036          12,945
   13,450     Vermont Housing Finance Agency (INS)(LIQ)               0.24         5/01/2037          13,450
                                                                                                 -----------
                                                                                                      40,810
                                                                                                 -----------

================================================================================

15  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                           COUPON OR                             VALUE
(000)         SECURITY                                       DISCOUNT RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              SOFT DRINKS (0.0%)
$   2,135     Mississippi Business Finance Corp.
                 (LOC - JPMorgan Chase Bank, N.A.)                    0.22%       10/01/2033     $     2,135
                                                                                                 -----------
              SPECIAL ASSESSMENT/TAX/FEE (0.5%)
    7,285     Denver Urban Renewal Auth. (LOC - Compass Bank)         0.75         9/01/2017           7,285
   15,000     Metropolitan Transportation Auth.
                 (LOC - KBC Bank, N.V.)                               0.50        11/01/2025          15,000
    3,200     Sheridan Redevelopment Agency
                 (LOC - JPMorgan Chase Bank, N.A.)                    0.48        12/01/2029           3,200
                                                                                                 -----------
                                                                                                      25,485
                                                                                                 -----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
    4,851     Cornerstone Funding Corp. I (LOC - PNC Bank, N.A.)      1.11         9/01/2025           4,851
                                                                                                 -----------
              SPECIALIZED FINANCE (0.1%)
    4,945     Driftwood Landing Corp. (LOC - PNC Bank, N.A.)          0.26         2/01/2022           4,945
                                                                                                 -----------
              SPECIALTY STORES (0.7%)
   29,100     Bass Pro Rossford Development Co., LLC
                 (LOC - Fifth Third Bank)                             0.47        11/01/2027          29,100
    1,625     Flowerland Garden Centers of Cleveland, Inc.
                 (LOC - Fifth Third Bank)                             0.47         8/01/2026           1,625
    4,615     Spencer Co., Inc. (LOC - Federal Home Loan
                 Bank of Atlanta)                                     0.55         2/01/2021           4,615
                                                                                                 -----------
                                                                                                      35,340
                                                                                                 -----------
              STEEL (0.5%)
   10,000     Illinois Finance Auth. (LOC - UniCredit Bank A.G.)      2.00         2/01/2037          10,000
    6,785     Klein Steel Services, Inc.
                 (LOC - Manufacturers & Traders Trust Co.)            0.60         8/01/2025           6,785
    3,030     Metaltec Steel Abrasive Co.
                 (LOC - Comerica Bank, N.A.)                          0.32        11/01/2034           3,030
    2,500     Mississippi Business Finance Corp.
                 (LOC - Federal Home Loan Bank of Dallas)             0.30         7/01/2020           2,500
                                                                                                 -----------
                                                                                                      22,315
                                                                                                 -----------
              TOLL ROADS (1.3%)
   38,530     MTA of New York (INS)(LIQ)                              0.34        11/01/2029          38,530
   25,635     Texas Turnpike Auth. (INS)(LIQ) (a)                     0.19         1/01/2012          25,635
    2,300     New York State Thruway Auth. (LIQ) (a)                  0.15         4/01/2013           2,300
                                                                                                 -----------
                                                                                                      66,465
                                                                                                 -----------
              WATER UTILITIES (0.3%)
   12,495     Collier County IDA (LOC - SunTrust Bank)                0.39        10/01/2035          12,495
                                                                                                 -----------
              WATER/SEWER UTILITY (0.8%)
   14,000     Chicago (INS)(LIQ) (a)                                  0.18         1/01/2015          14,000
    3,827     Hesperia Public Financing Auth.
                 (LOC - Bank of America, N.A.)                        0.45         6/01/2026           3,827
   21,875     Northeast Regional Sewer District (LIQ) (a)             0.17         5/15/2015          21,875
                                                                                                 -----------
                                                                                                      39,702
                                                                                                 -----------
              Total Variable-Rate Demand Notes (cost: $3,994,784)                                  3,994,784
                                                                                                 -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL
AMOUNT                                                                                                 VALUE
(000)         SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (0.6%)
$  30,000     Credit Suisse First Boston, LLC, 0.08%, acquired on 10/31/2011 and due on
                 11/01/2011 at $30,000 (collateralized by $30,055 of U.S. Treasury, 1.13%(c),
                 due 06/15/2013; market value $30,604) (cost: $30,000)                           $    30,000
                                                                                                 -----------

              TOTAL INVESTMENTS (COST: $4,926,905)                                               $ 4,926,905
                                                                                                 ===========

($ IN 000s)
                                                     VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed-Rate Instruments               $          --     $    58,276     $         --     $      58,276
  Commercial Paper                                --         791,595               --           791,595
  Put Bonds                                       --          52,250               --            52,250
  Variable-Rate Demand Notes                      --       3,994,784               --         3,994,784
  Repurchase Agreements                           --          30,000               --            30,000
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $ 4,926,905     $         --     $   4,926,905
-------------------------------------------------------------------------------------------------------

================================================================================

17  | USAA Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

18  | USAA Money Market Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. NEW ACCOUNTING PRONOUNCEMENTS --
-----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,959,385,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

19  | USAA Money Market Fund

================================================================================

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD         Central School District
EDA         Economic Development Authority
EDC         Economic Development Corp.
IDA         Industrial Development Authority/Agency
IDB         Industrial Development Board
IDC         Industrial Development Corp.
ISD         Independent School District
MTA         Metropolitan Transportation Authority
REIT        Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

(INS) Principal and interest payments are insured by Assured Guaranty Corp., Assured Guaranty Municipal Corp., or Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Deutsche Postbank, JPMorgan Chase Bank, N.A., Key Bank, N.A., PNC Bank, N.A., TD Bank, N.A., U.S. Bank, N.A., Wells Fargo Bank, N.A., or WestLB A.G.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Freddie Mac, Fannie Mae, Minnesota General Obligation, or Texas Permanent School Fund.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c) Rates for U.S. Treasury Notes represent the stated coupon payment rate at time of issuance.

================================================================================

21  | USAA Money Market Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.